LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Summary of total operating lease expenses

For the year ended December 31, 2020:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases (1)	14,535
Right-of-use assets obtained in exchange for new lease obligations:	20,465

As of December 31, 2020:
Weighted average remaining lease term	8.53 Year
Weighted average discount rate	6.32%

Summary of maturity analysis of the annual undiscounted cash flows

Years ending December 31,
2021	17,838
2022	15,452
2023	15,826
2024	11,573
2025	11,410
2026 and thereafter	51,330
Less: imputed interest	30,265
Total operating lease liabilities	93,164
Less: current operating lease liabilities	16,856
Non-current operating lease liabilities	76,308